Cover	Nov. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2025
Entity File Number	000-56599
Entity Registrant Name	LAMY
Entity Central Index Key	0001939937
Entity Tax Identification Number	37-2039216
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	7901 4th Street N #23494
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	509
Local Phone Number	605-6533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true